VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 97.2%
Australia : 4.5%
Glencore PLC (GBP) 3,201,500 $ 24,247,756
Lynas Rare Earths Ltd. * † 665,800 9,039,876
33,287,632
Belgium : 0.6%
Titan America SA (USD) 316,400 4,739,672
Underline
Brazil : 1.5%
Suzano SA 1,100,800 11,029,571
Underline
Canada : 24.1%
Agnico Eagle Mines Ltd.
(USD) 98,206 19,933,854
Alamos Gold, Inc. (USD) † 182,300 8,099,589
Barrick Mining Corp. (USD) 407,745 16,631,919
Cameco Corp. (USD) 55,900 6,071,299
Canadian Natural Resources
Ltd. 204,500 9,975,825
Capstone Copper Corp. * 908,000 6,847,042
Cenovus Energy, Inc. (USD) † 150,200 3,984,806
Franco-Nevada Corp. (USD) 58,100 14,353,605
Hudbay Minerals, Inc. (USD) 366,100 7,651,490
Kinross Gold Corp. (USD) 582,400 17,774,848
Neo Performance Materials,
Inc. 389,286 6,150,892
NGEx Minerals Ltd. * 184,800 3,360,966
Nutrien Ltd. (USD) 297,771 22,469,800
Pan American Silver Corp.
(USD) 246,700 13,477,221
Suncor Energy, Inc. 218,700 14,465,234
West Fraser Timber Co. Ltd. 91,100 5,950,216
177,198,606
China : 1.3%
PetroChina Co. Ltd. (HKD) 7,245,000 9,939,127
Underline
France : 4.2%
Nexans SA 50,930 6,928,456
TotalEnergies SE 257,700 23,650,187
30,578,643
Ireland : 1.1%
Smurfit Westrock PLC (USD) 205,800 8,201,130
Underline
Luxembourg : 1.1%
ArcelorMittal SA (USD) † 152,600 7,932,148
Underline
Netherlands : 2.9%
JBS NV (USD) * 1,191,550 21,400,238
Underline
South Africa : 6.4%
Anglo American PLC (GBP) 480,610 20,635,275
Gold Fields Ltd. (ADR) 264,200 11,994,680
Impala Platinum Holdings
Ltd. † 381,300 5,422,835
Northam Platinum Holdings
Ltd. † 443,400 9,047,447
47,100,237
United Kingdom : 3.5%
Shell PLC (ADR) 190,600 17,725,800
Yellow Cake PLC 144A * 1,023,000 8,192,843
25,918,643
Number
of Shares Value
United States : 44.8%
Alcoa Corp. 144,600 $ 9,591,318
Archer-Daniels-Midland Co. 184,100 13,382,229
Bunge Global SA 75,700 9,629,040
Chevron Corp. 92,400 19,117,560
Commercial Metals Co. 115,900 7,119,737
ConocoPhillips 71,741 9,469,812
Corteva, Inc. 106,666 8,929,011
Diamondback Energy, Inc. 43,311 8,566,483
Energy Fuels, Inc. * † 111,800 2,040,350
EQT Corp. 169,000 10,755,160
Expand Energy Corp. 81,600 8,958,048
Exxon Mobil Corp. 214,180 36,337,779
Freeport-McMoRan, Inc. 144,655 8,502,821
Graphic Packaging Holding
Co. 187,800 1,866,732
International Paper Co. 242,800 8,667,960
Ivanhoe Electric, Inc. * 469,305 5,547,185
Kirby Corp. * 80,300 10,670,264
Marathon Petroleum Corp. 33,400 8,155,612
Mosaic Co. 340,500 8,682,750
MP Materials Corp. * † 124,800 6,022,848
National Energy Services
Reunited Corp. * 147,199 3,160,362
Newmont Corp. 165,855 17,953,804
Ormat Technologies, Inc. † 74,740 8,364,901
Ovintiv, Inc. 219,100 13,005,776
Packaging Corp. of America 38,600 8,191,692
Permian Resources Corp. 201,074 4,286,897
Phillips 66 90,500 16,487,290
Solaris Energy Infrastructure,
Inc. 231,700 13,093,367
Steel Dynamics, Inc. 54,700 9,846,000
Tyson Foods, Inc. 111,800 7,163,026
Uranium Energy Corp. * † 228,300 3,082,050
Valero Energy Corp. 45,100 11,143,308
Vistra Corp. 22,900 3,442,557
Weyerhaeuser Co. 345,400 8,438,122
329,671,851
Zambia : 1.2%
First Quantum Minerals Ltd.
(CAD) * 372,600 8,908,544
Underline
Total Common Stocks
(Cost: $458,111,675) 715,906,042
MONEY MARKET FUND : 3.0%
(Cost: $21,813,085)
Invesco Treasury Portfolio -
Institutional Class 3.64%(a) 21,813,085 21,813,085
Underline
Total Investments Before Collateral for
Securities Loaned: 100.2%
(Cost: $479,924,760) 737,719,127

VANECK GLOBAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
0.0%
Money Market Fund: 0.0%
(Cost: $143,293)
Number
of Shares Value
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 143,293 $ 143,293
Total Investments: 100.2%
(Cost: $480,068,053) 737,862,420
Liabilities in excess of other assets: (0.2)% (1,289,378)
NET ASSETS: 100.0% $ 736,573,042
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
HKD Hong Kong Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $28,542,535.
* Non-income producing
(a) The rate shown is the 7-day yield as of 03/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $8,192,843, or 1.1% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 715,906,042
Australia $ — $ 33,287,632 $ — $ 33,287,632
Belgium 4,739,672 — — 4,739,672
Brazil 11,029,571 — — 11,029,571
Canada 177,198,606 — — 177,198,606
China — 9,939,127 — 9,939,127
France — 30,578,643 — 30,578,643
Ireland 8,201,130 — — 8,201,130
Luxembourg 7,932,148 — — 7,932,148
Netherlands 21,400,238 — — 21,400,238
South Africa 11,994,680 35,105,557 — 47,100,237
United Kingdom 17,725,800 8,192,843 — 25,918,643
United States 329,671,851 — — 329,671,851
Zambia 8,908,544 — — 8,908,544
Money Market Funds 21,956,378 — — 21,956,378
Total Investments $ 620,758,618 $ 117,103,802 $ — $ 737,862,420